Submission	Sep. 25, 2025
Submission [Line Items]
Central Index Key	0000850141
Registrant Name	Horace Mann Educators Corporation
Registration File Number	333-277784
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A